Tangible assets in the consolidated balance sheets (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost [Member]
IfrsStatementLineItems [Line Items]
Balance at	R$ 20,640,371,000	R$ 21,443,016,000	R$ 16,640,177,000
Initial adoption IFRS 16			2,465,750,000
Additions	1,162,774,000		1,924,783,000
Additions resulting mergers		738,603,000	689,982,000
Cancellation of lease agreements	(254,101,000)	(246,308,000)	(72,951,000)
Write-off	(2,037,954,000)	(2,681,591,000)	(262,246,000)
Transfers	183,046,000	150,728,000	57,521,000
Additions		1,235,923,000
Additions by Company Acquisition		103,449,000
Balance at	19,797,585,000	20,640,371,000	21,443,016,000
Balance at	19,797,585,000	20,640,371,000	21,443,016,000
Cost [Member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at	2,816,745,000	2,840,170,000	2,779,038,000
Initial adoption IFRS 16
Additions			85,333,000
Additions resulting mergers
Cancellation of lease agreements
Write-off	(50,181,000)	(23,771,000)	(17,041,000)
Transfers		(8,485,000)	(7,160,000)
Additions		8,831,000
[custom:AdditionsOtherThanThroughBusinessCombinationsPropertyPlantAndEquipment2]	32,959,000
Additions by Company Acquisition
Balance at	2,799,523,000	2,816,745,000	2,840,170,000
Balance at	2,799,523,000	2,816,745,000	2,840,170,000
Cost [Member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at	3,783,646,000	5,345,320,000	4,628,325,000
Initial adoption IFRS 16
Additions	435,858,000		826,685,000
Additions resulting mergers
Cancellation of lease agreements
Write-off	(1,584,956,000)	(2,241,220,000)	(122,926,000)
Transfers	651,607,000	120,158,000	13,236,000
Additions		559,388,000
Additions by Company Acquisition
Balance at	3,286,155,000	3,783,646,000	5,345,320,000
Balance at	3,286,155,000	3,783,646,000	5,345,320,000
Cost [Member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at	10,463,657,000	10,172,692,000	9,231,131,000
Initial adoption IFRS 16
Additions	693,957,000		1,012,395,000
Additions resulting mergers
Cancellation of lease agreements
Write-off	(402,817,000)	(416,600,000)	(122,279,000)
Transfers	(468,561,000)	39,861,000	51,445,000
Additions		667,704,000
Additions by Company Acquisition
Balance at	10,286,236,000	10,463,657,000	10,172,692,000
Balance at	10,286,236,000	10,463,657,000	10,172,692,000
Cost [Member] | Leased Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at	3,575,076,000	3,082,781,000
Initial adoption IFRS 16			2,465,750,000
Additions
Additions resulting mergers		738,603,000	689,982,000
Cancellation of lease agreements	(254,101,000)	(246,308,000)	(72,951,000)
Write-off
Transfers
Additions
Additions by Company Acquisition	103,449,000
Balance at	3,424,424,000	3,575,076,000	3,082,781,000
Balance at	3,424,424,000	3,575,076,000	3,082,781,000
Cost [Member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at	1,247,000	2,053,000
Initial adoption IFRS 16
Additions			370,000
Additions resulting mergers
Cancellation of lease agreements
Write-off
Transfers		(806,000)
Additions
Additions by Company Acquisition
Balance at	1,247,000	1,247,000	2,053,000
Balance at	1,247,000	1,247,000	2,053,000
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at	9,537,111,000	9,781,957,000
Balance at	8,783,785,000	9,537,111,000	9,781,957,000
Balance at	8,783,785,000	9,537,111,000	9,781,957,000
Gross carrying amount [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at	1,888,277,000	1,997,033,000
Balance at	1,803,756,000	1,888,277,000	1,997,033,000
Balance at	1,803,756,000	1,888,277,000	1,997,033,000
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at	1,538,102,000	1,307,110,000
Balance at	1,690,184,000	1,538,102,000	1,307,110,000
Balance at	1,690,184,000	1,538,102,000	1,307,110,000
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at	3,671,674,000	3,948,795,000
Balance at	2,982,561,000	3,671,674,000	3,948,795,000
Balance at	2,982,561,000	3,671,674,000	3,948,795,000
Gross carrying amount [member] | Leased Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at	2,451,198,000	2,526,965,000
Balance at	2,319,424,000	2,451,198,000	2,526,965,000
Balance at	2,319,424,000	2,451,198,000	2,526,965,000
Gross carrying amount [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at			1,683,000
Balance at
Accumulated depreciation [Member]
IfrsStatementLineItems [Line Items]
Balance at	(11,034,575,000)	(11,609,135,000)	(9,986,814,000)
Additions	(1,850,780,000)	(2,039,805,000)	(1,870,836,000)
Write-off	2,000,378,000	2,634,495,000	232,335,000
Transfers	(102,177,000)	(20,130,000)	16,180,000
Additions by Company Acquisition
Balance at	(10,987,154,000)	(11,034,575,000)	(11,609,135,000)
Change in scope of consolidation
Balance at	(10,987,154,000)	(11,034,575,000)	(11,609,135,000)
Accumulated depreciation [Member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at	(902,860,000)	(828,691,000)	(760,844,000)
Additions	(108,946,000)	(86,954,000)	(93,455,000)
Write-off	38,337,000	11,020,000	10,517,000
Transfers		1,765,000	15,091,000
Additions by Company Acquisition
Balance at	(973,469,000)	(902,860,000)	(828,691,000)
Change in scope of consolidation
Balance at	(973,469,000)	(902,860,000)	(828,691,000)
Accumulated depreciation [Member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at	(2,245,544,000)	(4,038,210,000)	(3,714,712,000)
Additions	(291,174,000)	(537,908,000)	(482,256,000)
Write-off	940,737,000	2,263,857,000	148,486,000
Transfers	10,000	66,717,000	10,272,000
Additions by Company Acquisition
Balance at	(1,595,971,000)	(2,245,544,000)	(4,038,210,000)
Change in scope of consolidation
Balance at	(1,595,971,000)	(2,245,544,000)	(4,038,210,000)
Accumulated depreciation [Member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at	(6,762,293,000)	(6,186,418,000)	(5,511,258,000)
Additions	(896,705,000)	(846,881,000)	(730,993,000)
Write-off	448,471,000	359,618,000	65,016,000
Transfers	(102,187,000)	(88,612,000)	(9,183,000)
Additions by Company Acquisition
Balance at	(7,312,714,000)	(6,762,293,000)	(6,186,418,000)
Change in scope of consolidation
Balance at	(7,312,714,000)	(6,762,293,000)	(6,186,418,000)
Accumulated depreciation [Member] | Leased Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at	(1,123,878,000)	(555,816,000)
Additions	(553,955,000)		(564,132,000)
Write-off	572,833,000		8,316,000
Transfers
Additions by Company Acquisition		(568,062,000)
Balance at	(1,105,000,000)	(1,123,878,000)	(555,816,000)
Change in scope of consolidation
Balance at	(1,105,000,000)	(1,123,878,000)	(555,816,000)
Accumulated depreciation [Member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at
Additions
Write-off
Transfers
Additions by Company Acquisition
Balance at
Change in scope of consolidation
Balance at
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance at	(68,685,000)	(51,925,000)	(64,388,000)
Balance at	(26,646,000)	(68,685,000)	(51,925,000)
Balance at	(26,646,000)	(68,685,000)	(51,925,000)
Impacts on results	42,039,000	(16,760,000)	12,463,000
Accumulated impairment [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at	(25,608,000)	(14,446,000)	(13,859,000)
Balance at	(22,298,000)	(25,608,000)	(14,446,000)
Balance at	(22,298,000)	(25,608,000)	(14,446,000)
Impacts on results	3,310,000	(11,162,000)	(587,000)
Accumulated impairment [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at
Balance at
Balance at
Impacts on results
Accumulated impairment [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at	(29,690,000)	(37,479,000)	(50,529,000)
Balance at	9,039,000	(29,690,000)	(37,479,000)
Balance at	9,039,000	(29,690,000)	(37,479,000)
Impacts on results	38,729,000	7,789,000	13,050,000
Accumulated impairment [member] | Leased Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at
Balance at
Balance at
Impacts on results
Accumulated impairment [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance at	(13,387,000)
Balance at	(13,387,000)	(13,387,000)
Balance at	(13,387,000)	(13,387,000)
Impacts on results		R$ (13,387,000)